Consolidated statement of comprehensive income - Parenthetical (Details) £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£) [1]
Disclosure Of Analysis Of Income And Expense [Line Items]
Loss on financial assets measured at fair value through OCI, before tax	£ (872)
France retail banking business
Disclosure Of Analysis Of Income And Expense [Line Items]
Loss on financial assets measured at fair value through OCI, before tax	£ (1,000)

[1]	Amounts in 1H25 includes a £1bn fair value post-tax loss in other comprehensive income on a retained portfolio of home and other loans associated with the sale of our retail banking operations in France, and reclassified from hold-to-collect to hold-to-collect-and-sell business model, and measured in loans and advances at fair value through other comprehensive income.